CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY	6 Months Ended
Jun. 30, 2024
Convertible Notes Payable To Related Party Abstract
CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY
NOTE 8 – CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY

The Company had an agreement with an entity related to its main shareholder, to provide it with up to $2,000 in revolving loans through January 2024. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. Loans received under the arrangement bear interest at the rate of 2.5%, compounded semi-annually and payable at maturity. In connection with the arrangement in May 2019, the holder was granted an option to convert up to $2,000 of the loan into a maximum of 5,000,000 shares at a price of $0.4 per share. In October 2020, the entity converted $800 into 2,000,000 shares. In November 2023, the Company and the related party agreed to extend the length of the note until January 2026 and to adjust the terms of the option to convert the loan into a maximum 5,000,000 shares at a price of $0.75 per share. As a result, an adjustment was made to the per share price of the 2,000,000 shares issued in the October 2020 conversion, resulting in an amount of $700 of the loan derecognized with a corresponding increase to the additional paid in capital. See also note 13.

As of June 30, 2024 and December 31, 2023 there are no outstanding balances relating the convertible notes payable to this related party.